March 31, 2025
2025 Quarterly Report (Unaudited)

BlackRock Funds III
• BlackRock LifePath® Index Retirement Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
March 31, 2025
BlackRock LifePath® Index Retirement Fund
(Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value
Investment Companies(a)
Equity Funds — 39.6%
iShares Core MSCI Total International Stock ETF(b)	20,875,801	$ 1,457,339,668
iShares Enhanced Roll Yield Index Fund	27,219,945	289,892,413
iShares FTSE NAREIT All Equity REITs Index Fund	10,878,737	105,088,600
iShares Global Infrastructure ETF	3,155,801	172,527,641
Large Cap Index Master Portfolio	$3,222,802,034	3,222,802,034
Master Small Cap Index Series	$64,431,459	64,431,459
		5,312,081,815
Fixed-Income Funds — 59.9%
iShares 0-5 Year TIPS Bond ETF(b)	13,284,848	1,374,583,223
iShares U.S. Intermediate Credit Bond Index Fund	101,711,596	1,021,184,428
iShares U.S. Intermediate Government Bond Index Fund	229,240,024	2,271,768,632
iShares U.S. Long Credit Bond Index Fund	46,260,319	418,193,285
iShares U.S. Long Government Bond Index Fund	145,905,786	1,161,410,058
iShares U.S. Securitized Bond Index Fund	189,430,027	1,795,796,657
		8,042,936,283

Security	Shares	Value
Money Market Funds — 0.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.50%(a)(c)(d)	6,590,242	$ 6,593,537
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.31%(a)(c)	16,869,171	16,869,171
		23,462,708
Total Investments — 99.7% (Cost: $10,794,482,447)		13,378,480,806
Other Assets Less Liabilities — 0.3%		38,455,416
Net Assets — 100.0%		$ 13,416,936,222

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/25	Shares/ Investment Value Held at 03/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 205,121,994	$ —	$ (198,540,830)(a)	$ 8,604	$ 3,769	$ 6,593,537	6,590,242	$ 31,266 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	—	16,869,171 (a)	—	—	—	16,869,171	16,869,171	152,678	—
iShares 0-5 Year TIPS Bond ETF	1,209,400,323	193,404,225	(67,504,046)	1,009,476	38,273,245	1,374,583,223	13,284,848	—	—
iShares Core MSCI Total International Stock ETF	1,534,541,191	744,655	(162,127,707)	30,703,918	53,477,611	1,457,339,668	20,875,801	—	—
iShares Enhanced Roll Yield Index Fund	277,676,133	197,053	(7,655,598)	305,306	19,369,519	289,892,413	27,219,945	—	—
iShares FTSE NAREIT All Equity REITs Index Fund	109,134,156	72,646	(7,100,574)	(525,500)	3,507,872	105,088,600	10,878,737	—	—
iShares Global Infrastructure ETF	169,412,454	87,171	(4,660,886)	(156,575)	7,845,477	172,527,641	3,155,801	—	—
iShares TIPS Bond ETF(c)	179,756,456	—	(180,011,596)	1,843,938	(1,588,798)	—	—	—	—
iShares U.S. Intermediate Credit Bond Index Fund	1,113,743,389	12,594,284	(118,055,246)	(155,634)	13,057,635	1,021,184,428	101,711,596	—	—
iShares U.S. Intermediate Government Bond Index Fund	2,219,788,941	79,786,026	(63,621,578)	(1,310,715)	37,125,958	2,271,768,632	229,240,024	—	—
iShares U.S. Long Credit Bond Index Fund	410,844,243	14,010,041	(11,148,243)	(1,295,684)	5,782,928	418,193,285	46,260,319	—	—
iShares U.S. Long Government Bond Index Fund	1,165,004,819	12,879,245	(58,575,906)	(15,376,867)	57,478,767	1,161,410,058	145,905,786	—	—
iShares U.S. Securitized Bond Index Fund	1,821,616,164	20,534,510	(83,091,854)	(5,208,572)	41,946,409	1,795,796,657	189,430,027	—	—

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock LifePath® Index Retirement Fund

Affiliated Issuer	Value at 12/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/25	Shares/ Investment Value Held at 03/31/25	Income	Capital Gain Distributions from Underlying Funds
Large Cap Index Master Portfolio	$ 3,170,719,532	$ 201,994,648 (a)(d)	$ —	$ (650,495)	$ (149,261,651)	$ 3,222,802,034	$3,222,802,034	$ 9,779,026	$ —
Master Small Cap Index Series	71,318,515	— (d)	(303,450)(a)	221,099	(6,804,705)	64,431,459	$64,431,459	46,342	—
				$ 9,412,299	$ 120,214,036	$ 13,378,480,806		$ 10,009,312	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.
(d)	Inclusive of income and expense allocated from the Master Portfolio.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value (“NAV”) as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$ 2,024,848,322	$ —	$ —	$ 2,024,848,322
Fixed-Income Funds	8,042,936,283	—	—	8,042,936,283
Money Market Funds	23,462,708	—	—	23,462,708
	$10,091,247,313	$—	$—	10,091,247,313
Investments Valued at NAV(a)				3,287,233,493
				$ 13,378,480,806

(a)
Certain investments of the Fund were fair valued using NAV as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

Portfolio Abbreviation
ETF	Exchange-Traded Fund
FTSE	Financial Times Stock Exchange
Portfolio Abbreviation (continued)
MSCI	Morgan Stanley Capital International
Schedule of Investments